     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1999

                                       REGISTRATION NOS. 333-46977 AND 333-46981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                                  FOCUS SERIES
                             FINANCIAL PORTFOLIO 2
                            HEALTH CARE PORTFOLIO 3
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:


MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
               DEFINED ASSET FUNDS
                  P.O. BOX 9051
             PRINCETON, NJ 08543-9051


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.
      P.O. BOX 9051
PRINCETON, NJ 08543-9051                                 COPIES TO:
                                                   PIERRE DE SAINT PHALLE,
                                                            ESQ.
                                                    450 LEXINGTON AVENUE
                                                     NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on May 31, 1999.

Check box if it is proposed that this filing will become effective on July 9, 1999 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              EQUITY INVESTOR FUND
                              FOCUS SERIES
                              FINANCIAL PORTFOLIO 2
                              HEALTH CARE PORTFOLIO 3
                              (A UNIT INVESTMENT TRUST)
                              O   FINANCIAL AND HEALTH CARE PORTFOLIOS
                              O   DESIGNED FOR CAPITAL APPRECIATION
                              O   DIVIDEND REINVESTMENT OPTION



                               -------------------------------------------------
                               The Securities and Exchange Commission has not
                               approved or disapproved these Securities or
SPONSOR:                       passed upon the adequacy of this prospectus. Any
Merrill Lynch,                 representation to the contrary is a criminal
Pierce, Fenner & Smith         offense.
Incorporated                   Prospectus dated July 9, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks or bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION ON THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Financial Portfolio 2...................................           3
   Risk/Return Summary..................................           3
Health Care Portfolio 3.................................           6
   Risk/Return Summary..................................           6
What You Can Expect From Your Investment................           9
   Income...............................................           9
   Records and Reports..................................           9
The Risks You Face......................................           9
   Concentration Risk...................................           9
   Litigation and Legislation Risks.....................          11
Selling or Exchanging Units.............................          11
   Sponsor's Secondary Market...........................          11
   Selling Units to the Trustee.........................          11
   Rollover/Exchange Option.............................          12
How The Fund Works......................................          12
   Pricing..............................................          12
   Evaluations..........................................          13
   Income...............................................          13
   Expenses.............................................          13
   Portfolio Changes....................................          14
   Portfolio Termination................................          14
   No Certificates......................................          14
   Trust Indenture......................................          14
   Legal Opinion........................................          15
   Auditors.............................................          15
   Sponsor..............................................          15
   Trustee..............................................          15
   Underwriters' and Sponsor's Profits..................          16
   Public Distribution..................................          15
   Code of Ethics.......................................          16
   Year 2000 Issues.....................................          16
Taxes...................................................          16
Supplemental Information................................          17
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

FINANCIAL PORTFOLIO 2--RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
        O The objective of this Defined Fund is capital appreciation by investing for a period of about one year in a portfolio consisting of common stocks in the financial sector.
        o  When the Portfolio was created in April, 1998, the stocks were considered by analysts in the Merrill Lynch Global
           Research and Economics group to be among the most attractive in the financial sector.

       2.  WHAT IS THE PORTFOLIO'S INVESTMENT STRATEGY?
        O The Portfolio contains 31 common stocks in the financial sector selected by the Sponsor for capital appreciation.



-- The Portfolio is designed for investors who want to invest a portion of their equity portfolio in the financial sector, with the opportunity to change the focus of their equity investment by exchanging units of this Portfolio into units of other equity Defined Funds at a reduced sales charge if their views on this sector change.
-- The Portfolio is not an appropriate investment for investors seeking preservation of capital or a high level of current income.
-- Since all of the Portfolio stocks are in the financial sector, this Portfolio is not designed to be a complete equity investment program.



        O The Portfolio plans to hold the stocks in the Portfolio until May 2000. The Portfolio will terminate by May 5, 2000. If you notify your financial adviser by April 5, 2000, you may rollover your investment into a new Focus portfolio, if one is offered.
        o If your view of this investment changes, you can exchange your units for units of other Focus or Select Series at any time before the Portfolio terminates. You can also sell your units at any time.

       3.  WHAT FINANCIAL INDUSTRY SECTORS ARE REPRESENTED IN THE
           PORTFOLIO?
           Based upon the principal business of each issuer and current market values, the Portfolio represents the following financial industry groups:
                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



        o  Banks                                        34%
        o  Equity-REITS                               9
        o  Financial Services                          25
        o  Insurance-Life & Annuity                 11
        o  Property & Casualty Insurance           10
        o  Thrifts                                       10



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Stock prices can be volatile.
        o Dividend rates on the stocks or share prices may decline during the life of the Portfolio.
        o Because the Portfolio is concentrated in stocks in the financial sector, adverse developments in this industry may affect the value of your units.
        o The Portfolio may continue to purchase or hold the stocks originally selected even though their market value or yield may have changed or they may no longer be recommended by research analysts.

       5.  IS THIS PORTFOLIO APPROPRIATE FOR YOU?
           Yes, if you want capital appreciation. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of different issuers.
           The Portfolio is not appropriate for you if you are unwilling to take the risk involved with an equity investment. It may not be appropriate for you if you are seeking preservation of capital or high current income.



       6.  WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Portfolio.



           ESTIMATED ANNUAL OPERATING EXPENSES
                                                             AMOUNT
                                                          PER 1,000
                                                              UNITS
                                                         -----------
                                                          $    0.88
           Trustee's Fee
                                                          $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                          $    1.05
           Organization Expenses
                                                          $    0.50
           Other Operating Expenses
                                                         -----------
                                                          $    2.88
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
           INVESTOR FEES



           You will pay an up-front sales fee of 1.00%, as well as a deferred sales fee of $2.50 per 1,000 units deducted from the Portfolio's net asset value monthly, May 1 through November 1, 1999.


           The maximum sales fees are as follows:


                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $50,000                             2.75%
           $ 50,000 to $99,999                           2.50%
           $100,000 to $249,999                          2.00%
           $250,000 to $999,999                          1.75%
           $1,000,000 or more                            1.00%



       7.  IS THE PORTFOLIO MANAGED?
           Unlike a mutual fund, the Portfolio is not managed and stocks are not sold because of market changes. The Sponsor monitors the portfolio and may instruct the Trustee to sell securities under certain limited circumstances. However, given the investment philosophy of the Portfolio, the Sponsor is not likely to do so.
       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from the Sponsor.
           UNIT PRICE PER 1,000 UNITS              $796.54
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Portfolio plus the up-front sales fee.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.
       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee.

      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays quarterly distributions of any dividend income, net of expenses, on the 25th of June, September, December and February, if you own units on the 10th of those months. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. You will not be entitled to the 20% maximum federal tax rate for gains from the sale of your Units because you will not have held them for more than one year. Distributions to foreign investors will generally be subject to withholding taxes.

      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distributions into additional units of the Portfolio. You will pay only the deferred sales fee remaining at the time of reinvestment. Unless you choose reinvestment, you will receive your distributions in cash.
           EXCHANGE PRIVILEGES
           You may exchange units of this Portfolio for units of certain other Defined Asset Funds. You may also exchange into this Portfolio from certain other funds. We charge a reduced sales fee on designated exchanges.

--------------------------------------------------------------------------------

HEALTH CARE PORTFOLIO 3--RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
        O The objective of this Defined Fund is capital appreciation by investing for a period of about one year in a portfolio consisting of common stocks in the health care sector.
        o  When the Portfolio was created in April, 1998, the stocks were considered by analysts in the Merrill Lynch Global
           Research and Economics group to be among the most attractive in the health care sector.

       2.  WHAT IS THE PORTFOLIO'S INVESTMENT STRATEGY?
        O The Portfolio contains 24 common stocks in the health care sector selected by the Sponsor for capital appreciation.



-- The Portfolio is designed for investors who want to invest a portion of their equity portfolio in the health care sector, with the opportunity to change the focus of their equity investment by exchanging units of this Portfolio into units of other equity Defined Funds at a reduced sales charge if their views on this sector change.
-- The Portfolio is not an appropriate investment for investors seeking preservation of capital or a high level of current income.
-- Since all of the Portfolio stocks are in the health care sector, this Portfolio is not designed to be a complete equity investment program.



        O The Portfolio plans to hold the stocks in the Portfolio until May 2000. The Portfolio will terminate by May 5, 2000. If you notify your financial adviser by April 6, 2000, you may rollover your investment into a new Focus portfolio, if one is offered.
        o If your view of this investment changes, you can exchange your units for units of other Focus or Select Series at any time before the Portfolio terminates. You can also sell your units at any time.

       3.  WHAT HEALTH CARE INDUSTRY SECTORS ARE REPRESENTED IN THE
           PORTFOLIO?
           Based upon the principal business of each issuer and current market values, the Portfolio represents the following health care industry groups:
                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



        o  Pharmaceuticals                            34%
        o  Biotechnology                              23
        o  Medical Technology                       21
        o  Health Maintenance Organizations      11
        o  Specialty Services                            3
        o  Hospital Management                      5
        o  Long Term Care                             2
        o  Medical Information Systems             1



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Stock prices can be volatile.
        o Dividend rates on the stocks or share prices may decline during the life of the Portfolio.
        o Because the Portfolio is concentrated in stocks in the health care sector, adverse developments in this industry may affect the value of your units.
        o The Portfolio may continue to purchase or hold the stocks originally selected even though their market value or yield may have changed or they may no longer be recommended by research analysts.

       5.  IS THIS PORTFOLIO APPROPRIATE FOR YOU?
           Yes, if you want capital appreciation. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of different issuers.
           The Portfolio is not appropriate for you if you are unwilling to take the risk involved with an equity investment. It may not be appropriate for you if you are seeking preservation of capital or high current income.



       6.  WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Portfolio.


           ESTIMATED ANNUAL OPERATING EXPENSES


                                                             AMOUNT
                                                          PER 1,000
                                                              UNITS
                                                         -----------
                                                          $    0.88
           Trustee's Fee
                                                          $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                          $    0.92
           Organization Expenses
                                                          $    0.43
           Other Operating Expenses
                                                         -----------
                                                          $    2.68
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
           INVESTOR FEES



           You will pay an up-front sales fee of 1.00%, as well as a deferred sales fee of $2.50 per 1,000 units deducted from the Portfolio's net asset value monthly, May 1 through November 1, 1999.


           The maximum sales fees are as follows:


                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $50,000                             2.75%
           $ 50,000 to $99,999                           2.50%
           $100,000 to $249,999                          2.00%
           $250,000 to $999,999                          1.75%
           $1,000,000 or more                            1.00%



       7.  IS THE PORTFOLIO MANAGED?
           Unlike a mutual fund, the Portfolio is not managed and stocks are not sold because of market changes. The Sponsor monitors the portfolio and may instruct the Trustee to sell securities under certain limited circumstances. However, given the investment philosophy of the Portfolio, the Sponsor is not likely to do so.
       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from the Sponsor.
           UNIT PRICE PER 1,000 UNITS              $926.63
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Portfolio plus the up-front sales fee.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.
       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee.

      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays one distribution of any dividend income, net of expenses, on the 25th of December, 1999, if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. You will not be entitled to the 20% maximum federal tax rate for gains from the sale of your Units because you will not have held them for more than one year. Distributions to foreign investors will generally be subject to withholding taxes.

      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distribution into additional units of the Portfolio. You will pay only the deferred sales fee remaining at the time of reinvestment. Unless you choose reinvestment, you will receive your distributions in cash.
           EXCHANGE PRIVILEGES
           You may exchange units of this Portfolio for units of certain other Defined Asset Funds. You may also exchange into this Portfolio from certain other funds. We charge a reduced sales fee on designated exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

Your income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:
   o changes in the Portfolio because of sales of securities;
   o changes in the Portfolio's expenses; and
   o the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
o a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;
o a final report on Portfolio activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of income received during the year. Please contact your tax advisor in this regard.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

CONCENTRATION RISK

When stocks in a particular industry make up 25% or more of a Portfolio, it is said to be 'concentrated' in that industry, which makes the Portfolio less diversified.

Here is what you should know about the Financial Portfolio's concentrations in stocks of banks and insurance companies.

A bank's profitability depends to a great extent on the credit quality of its loan portfolio, which is affected by:
   o the institution's underwriting criteria;
   o concentrations within its loan portfolio; and
   o general economic conditions.

A bank's operating performance is also impacted by:
   o changes in interest rates;
   o availability and cost of funds;
   o intensity of competition; and
   o degree of government regulation.

Insurance companies are not regulated by the federal government, but the insurance business can be affected by:
   o state laws;
   o federal initiatives; and
   o tax law changes.

An insurance company's profitability depends largely on:
   o actuarial assumptions; and
   o investment returns on reserve and surplus funds.

Insurance companies may also be affected by:
   o natural catastrophes or environmental claims;
   o real estate and equity market returns;
   o interest rate levels; and
   o general economic conditions.

Here is what you should know about the Health Care Portfolio's concentration in hospital and health care stocks:
   o The payment of dividends on these stocks will be affected by the general financial condition of issuers in the industry, which in turn is impacted by revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices; and
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance.
   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits.
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability.
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Health Care Portfolio's concentration in stocks of the pharmaceutical and biotechnology sectors of the health care industry:
   o Pharmaceutical and biotechnology companies need to price drugs to cover costs. Increased competition, managed care, larger provider networks and a planned medicare program may make it difficult to raise prices, and in fact, may result in price discounting.
   o Pharmaceutical companies and biotechnology companies are regulated by the Food and Drug Administration. Before any drug or medical device can be sold, it must receive FDA approval. The process to obtain FDA approval is long and costly, and it is becoming increasingly difficult to recoup these costs.
   o Pharmaceutical and biotechnology companies face the risk of large product liability suits and consequently must carry expensive liability insurance.
   o Pharmaceutical companies must devote a large amount of capital to research and development and marketing to remain competitive. If new drugs are not approved, or new applications are not found for existing drugs, profits may be adversely impacted.
   o The biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalization.
   o Biotechnology companies generally retain earnings to finance the company's expansion, and as a result no dividends may be paid. Additional capital may be required to market new products on a commercial basis.
   o Biotechnology companies may be dependent for their revenues on only a few products, and may depend on their competitors to produce and market their products. These companies are therefore susceptible to product obsolescence, a common problem in a rapidly developing area like biotechnology.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Portfolio.

Future tax legislation could affect the value of the Portfolio by:
   o reducing the dividends-received deduction or
   o increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
   o adding the value of the Portfolio Securities, cash and any other Portfolio assets;
   o subtracting accrued but unpaid Portfolio expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Portfolio liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining payments will be deducted from your proceeds.

SPONSOR'S SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less any remaining deferred sales fee. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Portfolio does not have cash available to pay you for the units you are selling we will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Portfolio.

If you sell units with a value of at least $250,000, you may choose to receive your distribution 'in kind.' If you so choose, you will receive securities and cash with a total value equal to the price of your units. The Trustee will try to distribute securities in the portfolio pro rata, but it reserves the right to distribute only one or a few securities.

The Trustee will act as your agent in an in-kind distribution and will either hold the securities for your account or transfer them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of securities distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
   o for any other period permitted by SEC order.

ROLLOVER/EXCHANGE OPTION

When this Portfolio is about to terminate, you may have the option to roll your proceeds into a new Focus Portfolio if one is available.

If you notify your financial adviser by April 5, 2000 for the Financial Portfolio and April 6, 2000 for the Health Care Portfolio, your units will be redeemed and certain distributed securities plus the proceeds from the sale of the remaining distributed securities will be reinvested in units of a new Focus Portfolio. If you decide not to roll over your proceeds, you will receive a cash distribution (or, if you are eligible and you so choose, an in-kind distribution) after the Portfolio terminates.

The Portfolio will terminate by May 5, 2000. You may, by written notice to the Trustee at least ten business days prior to termination, elect to receive an in-kind distribution of your pro rata share of the Securities remaining in the Portfolio at that time (net of your share of expenses). Of course you can sell your Units at any time prior to termination.

You may exchange units of this Portfolio for units of another Select or Focus Series or certain other Defined Asset Funds at any time before this fund terminates. If you continue to hold your Units, you may exchange units of this Portfolio for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what Portfolios are exchangeable, suitable and currently available.

We may amend or terminate the options to exchange your units or roll your proceeds at any time without notice.

HOW THE FUND WORKS

PRICING

Units are charged a combination of initial and deferred sales fees.

In addition, a portion of the price of a unit also consists of cash to pay all or some of the costs of organizing the Portfolio including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

The deferred sales fee is generally a monthly charge of $2.50 per 1,000 units and is accrued in monthly installments through November 1, 1999. Units redeemed or repurchased prior to the accrual of the final deferred sales fee installment will have the amount of any remaining installments deducted from the redemption or repurchase proceeds or deducted in calculating an in-kind distribution. (This deduction will be waived in the event of the death or disability, as defined in the Internal Revenue Code of 1986, of an investor). The initial sales fee is equal to the aggregate sales fee less the aggregate amount of any remaining installments of the deferred sales fee.

It is anticipated that securities will not be sold to pay the deferred sales fee until after the date of the last installment. Investors will be at risk for market price fluctuations in the securities from the several installment accrual dates to the dates of actual sale of securities to satisfy this liability.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
o The annual income per unit, after deducting estimated annual Portfolio expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of a
   Portfolio and, to a lesser degree, upon the level of sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.
o Each unit receives an equal share of distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the income account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The
   Trustee may establish a reserve account by withdrawing from the these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for a Portfolio in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
   o costs of actions taken to protect the Portfolio and other legal fees and expenses;
   o expenses for keeping the Portfolio's registration statement current; and
   o Portfolio termination expenses and any governmental charges.

The Sponsor is currently reimbursed up to 45 cents per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Portfolio. Legal, typesetting, electronic filing and regulatory fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolios. While this fee may exceed the amount of these costs and expenses attributable to a Portfolio, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsor.

The Trustee's and Sponsor's fees may be adjusted for inflation without investors' approval.

The deferred sales fees you owe are paid from the Capital Account. Although we may collect the deferred sales charge monthly, to keep Units more fully invested we do not currently plan to pay the deferred sales charge until after the rollover notification date.

The Sponsor will pay advertising and selling expenses at no charge to the Portfolios. If Portfolio expenses exceed initial estimates, the Portfolio will owe the excess. The Trustee has a lien on Portfolio assets to secure reimbursement of Portfolio expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of a Portfolio;
   o size of the Portfolio relative to its original size;
   o ratio of Portfolio expenses to income; and
   o cost of maintaining a current prospectus.

PORTFOLIO TERMINATION

When the Portfolios are about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

All investors are required to hold their Units in uncertificated form and in 'street name' by their broker, dealer or financial institution at the Depository Trust Company.

TRUST INDENTURE

Each Portfolio is a 'unit investment trust' governed by a Trust Indenture, a contract between the Sponsor and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Portfolio without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:
   o it fails to perform its duties;

   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities; or
   o the Sponsor determines that its replacement is in your best interest. Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Portfolio; or
   o continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsor.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSOR:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barcley Street--
17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSOR'S PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsor before the settlement date for those units may be used in the Sponsor's businesses to the extent permitted by federal law and may benefit the Sponsor.

The Sponsor or Underwriter may realize profits or sustain losses on stocks in the Portfolios which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems them.

PUBLIC DISTRIBUTION

The Sponsor does not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Sponsor has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Portfolios and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Portfolios. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolios, but we cannot predict whether any impact will be material to a Portfolio, as a whole.

TAXES

The following summarizes the material income tax consequences of holding Units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Portfolios intend to quality for special tax treatment as regulated investment companies so that they will not be subject to federal income tax on the portion of their taxable income that they distribute to investors in a timely manner.

DISTRIBUTIONS

Distributions to you of a Portfolio's dividend income and of the Portfolio's gains from Securities it has held for one year or less will generally be taxed to you as ordinary income, to the extent of the Portfolio's taxable income not attributable to the Portfolio's net capital gain. Distributions to you in excess of the Portfolio's taxable income will be treated as a return of capital and will reduce your basis in your Units. To the extent such distributions exceed your basis, they will be treated as gain from the sale of your Units.

Distributions to you that are treated as ordinary income will constitute dividends for federal income tax purposes. Corporate investors may be eligible for the 70% dividends-received deduction with respect to these distributions (other than distributions from REITs). You should consult your tax adviser.

Distributions to you of a Portfolio's net capital gain will generally be taxable to you as long-term capital gain, regardless of how long you have held your Units.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your Units. If you receive Securities upon redemption of your Units, you will generally recognize capital gain or loss equal to the difference between your basis in your Units and the fair market value of the Securities received in redemption.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss will generally be long-term if you have held your investment which produces the gain or loss for more than one year and short-term if you have held it for one year or less. However, you will not be entitled to the 20% maximum federal tax rate for gains from the sale of your units because you will not have held them for more than one year. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the Units will generally be equal to the cost of your Units, including the initial sales charge. You should not increase your basis in your Units by deferred sales charges or organizational expenses, because the tax reporting form and annual statements you receive will be based on the net amounts paid to you, from which these expenses will already be deducted.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you will generally be subject to 30% withholding tax (or a lower applicable treaty rate) on distributions. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account ('IRAs') or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from these types of plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsor of these Portfolios, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Portfolios by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Portfolios. The supplemental information is also available from the SEC.

 EQUITY INVESTOR FUND,
 FOCUS SERIES HEALTHCARE PORTFOLIO SERIES 3
 DEFINED ASSET FUNDS



 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders
   of Equity Investor Fund,
   Focus Series Healthcare Portfolio Series 3
   Defined Asset Funds:

 We have audited the accompanying statement of condition of Equity
 Investor Fund, Focus Series Healthcare Portfolio Series 3, Defined Asset
 Funds including the portfolio, as of March 31, 1999 and the related statements of operations and of changes in net assets for the period April 10, 1998 to March 31, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Investor Fund, Focus Series Healthcare Portfolio 3, Defined Asset Funds at March 31, 1999 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.


 DELIOTTE & TOUCHE LLP
 New York, NY

 June 3, 1999

 EQUITY INVESTOR FUND,
 FOCUS SERIES HEALTHCARE PORTFOLIO SERIES 3
 DEFINED ASSET FUNDS

 STATEMENT OF CONDITION
 AS OF MARCH 31,1999

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $53,549,574) (Note 1)...................                $56,528,923
   Dividends receivable............................                     10,778
   Receivable from securities sold.................                    521,874
   Deferred organizational cost (Note 7)...........                    102,588
                                                                  _____________

             Total trust property..................                 57,164,163


 Less Liabilities:
   Accrued expenses payable........................  $    32,253
   Organizational expense payable..................      156,681
   Advance from trustee............................        9,938
   Redemption Payable..............................      640,856       839,728
                                                    ____________  _____________
 NET ASSETS, REPRESENTED BY:
   61,454,493 units of fractional undivided
     interest outstanding (Note 3).................   56,298,054
   Underdistributed net investment income..........       26,381
                                                    ____________
                                                                   $56,324,435
                                                                 ==============

 UNIT VALUE ($56,324,435/61,454,493 units).........                    $.91652
                                                                 ==============





                           See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 FOCUS SERIES HEALTHCARE PORTFOLIO SERIES 3
 DEFINED ASSET FUNDS

 STATEMENT OF OPERATIONS


                                                       April 10,
                                                          1998
                                                           to
                                                       March 31,
                                                          1999
 INVESTMENT INCOME:
   Dividend income.................................   $   185,273
   Trustee's fees and expenses.....................       (74,341)
   Sponsors' fees .................................       (29,490)
                                                    _______________

   Net investment income...........................        81,442
                                                    _______________

 REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS:
   Realized loss on securities sold ...............    (4,928,916)
   Unrealized appreciation of investments..........     2,979,349
                                                    _______________

   Net realized and unrealized loss on
     investments...................................    (1,949,567)
                                                    _______________

 NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................   $(1,868,125)
                                                    ===============





                                     See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 FOCUS SERIES HEALTHCARE PORTFOLIO SERIES 3
 DEFINED ASSET FUNDS

 STATEMENT OF CHANGES IN NET ASSETS

                                                      April 10,
                                                         1998
                                                          to
                                                      March 31,
                                                         1999
 OPERATIONS:
   Net investment income...........................  $    81,442
   Realized loss on securities sold
      or redeemed..................................   (4,928,916)
   Unrealized appreciation of investments..........    2,979,349
                                                    _____________

   Net decrease in net assets resulting
      from operations..............................   (1,868,125)
                                                    _____________

 Income Distributions to Holders (Note 2).........       (74,923)
 Principal Distributions to Holders...............        (3,517)
                                                    _____________

 Total Distributions..............................       (78,440)
                                                    _____________

CAPITAL SHARE TRANSACTIONS:
   Issuance of 71,295,464 addtional units(Note 1).    68,643,575
   Redemptions of 10,286,182 units (Note 5).......    (9,489,667)
   Deferred sales charge (Note 8).................    (1,218,064)
   Organnizational cost (Note 7)..................      (102,588)
                                                    _____________

 NET CAPITAL SHARE TRANSACTIONS....................   57,833,256
                                                    _____________

 NET INCREASE IN NET ASSETS........................   55,886,691

 NET ASSETS AT BEGINNING OF PERIOD.................      437,744
                                                    _____________

 NET ASSETS AT END OF PERIOD.......................  $56,324,435
                                                    =============
 PER UNIT:
   Income distributions during period..............     $.00106
                                                    =============
   Principal distributions during period...........     $.00005
                                                    =============
   Net asset value at end of period................     $.91652
                                                    =============

 TRUST UNITS OUTSTANDING AT END OF PERIOD..........  61,454,493
                                                    =============


                                See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 FOCUS SERIES HEALTHCARE PORTFOLIO SERIES 3
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value: for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and, for securities not so listed, value is based on current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded on the ex-dividend dates.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of December 1998 and December 1999, if you own Units on the tenth day of those months. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3. NET CAPITAL

     Cost of 61,454,493 units at Dates of Deposit.......................................  $59,330,947
     Sales charge including deferred sales charge.......................................   (1,218,064)
     Redemptions of units - cost of 10,286,182 units redeemed ..........................      240,843
     Realized loss on securities sold or redeemed.......................................   (4,928,916)
     Net unrealized appreciation of investments.........................................    2,979,349
     Principal Distributions............................................................       (3,517)
     Organizational cost................................................................     (102,588)
                                                                                        ______________

     Net capital applicable to Holders..................................................  $56,298,054
                                                                                        ==============


 EQUITY INVESTOR FUND,
 FOCUS SERIES HEALTHCARE PORTFOLIO SERIES 3
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

4. As of March 31, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $2,979,349, of which $7,228,523 related to depreciated securities and $10,207,872 related to appreciated securities. The aggregate cost of investment securities for Federal income tax purposes was $53,549,574 at March 31,1999.

  5. REDEMPTIONS

     Holders may request redemptions of units by presentation thereof to the Trustee, The Bank of New York.

  6. REINVESTMENT PLAN

     Holders may participate in the Fund's Reinvestment Plan, subject to its terms, by filing an appropriate notice of election.

  7. DEFERRED ORGANIZATIONAL COSTS

     Organizational costs have been deferred and amortized over the life of the fund.

  8. DEFERRED SALES CHARGE

     A deferred sales charge of $17.50 per 1,000 units is payable each year through a reduction of net asset value of the fund.

EQUITY INVESTOR FUND,
FOCUS SERIES HEALTH CARE PORTFOLIO SERIES 3
DEFINED ASSET FUNDS

PORTFOLIO
AS OF MARCH 31, 1999
                                            Number
                                              of
                                            Shares
Port-                                         of        Percentage
folio                                       Common      of Value
No.  Description of Securities              Stock       of Fund(2)            Cost(1)       Market Value(1)
___  _________________________              ______      __________            _______       ______________
 1   Abbott Laboratories (3)                56,000            4.64 %      $ 2,196,988          $ 2,621,500
 2   Alza Corp.                             49,825            3.37          2,257,660            1,905,806
 3   Boston Scientific Corp. (3)            70,650            5.07          2,480,612            2,865,741
 4   Bristol-Meyers Squibb Co. (3)          42,100            4.79          2,355,531            2,707,556
 5   Centocor, Inc.                         56,000            3.66          2,143,263            2,068,500
 6   Elan Corp.                             34,825            4.30          2,245,410            2,429,044
 7   Genentech, Inc.                        35,425            5.55          2,453,499            3,139,541
 8   Guidant Corp. (3)                      57,300            6.13          1,989,414            3,466,650
 9   HCR Manor Care (7)                     57,300            2.31          2,219,596            1,307,156
10   Healthsouth Corp                       84,500            1.55          2,321,125              876,688
11   Health Management Associates (5)      118,214            2.55          2,553,419            1,440,733
12   Humana, Inc                            91,925            2.81          2,471,946            1,585,706
13   IDEC Pharmaceuticals Corp.             56,000            5.09          1,655,700            2,877,000
14   Johnson & Johnson                      27,600            4.57          2,008,793            2,585,775
15   Eli Lilly & Co.                        36,325            5.45          2,423,854            3,083,084
16   McKesson Corp. (6)                     10,940            1.28            929,572              722,040
17   MedImmune, Inc. (3)                    86,350            9.04          2,385,220            5,110,841
18   Omnicare, Inc.                         57,100            1.93          2,070,380            1,088,469
19   Pfizer, Inc.                           21,575            5.30          2,362,559            2,993,531


EQUITY INVESTOR FUND,
FOCUS SERIES HEALTH CARE PORTFOLIO SERIES 3
DEFINED ASSET FUNDS

PORTFOLIO
AS OF MARCH 31, 1999
                                            Number
                                              of
                                            Shares
Port-                                         of        Percentage
folio                                       Common      of Value
No.  Description of Securities              Stock       of Fund(2)            Cost(1)       Market Value(1)
___  _________________________              ______      __________            _______       ______________
20   Schering-Plough Corp. (3)              56,650            5.54 %      $ 2,557,219          $ 3,133,453
21   Tenet Healthcare Corp.                 63,475            2.13          2,080,452            1,202,058
22   United Healthcare Corp.                34,275            3.19          2,124,275            1,803,722
23   Warner-Lambert Co. (4)                 42,050            4.92          2,840,897            2,783,184
24   Wellpoint Health Networks Inc.         36,025            4.83          2,422,190            2,731,145


                                                          _________      _____________       ______________
Totals                                                      100.00 %      $53,549,574          $56,528,923
                                                          =========      =============       ==============


Notes:
(1) See Notes to Financial Statements.
(2) Based on value
(3) Received 2 for 1 stock split
(4) Received 3 for 1 stock split
(5) Received 3 for 2 stock split
(6) Merged with HBO & Co. for .37 share for 1.
(7) Name change from Health Care and Retirement Corporation

 EQUITY INVESTOR FUND,
 FOCUS SERIES FINANCIAL PORTFOLIO SERIES 2
 DEFINED ASSET FUNDS



 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders
   of Equity Investor Fund,
   Focus Series Financial Portfolio Series 2
   Defined Asset Funds:

 We have audited the accompanying statement of condition of Equity
 Investor Fund, Focus Series Financial Portfolio Series 2, Defined Asset Funds including the portfolio, as of March 31, 1999 and the related statements of operations and of changes in net assets for the period April 10, 1998 to March 31, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity
 Investor Fund, Focus Series Financial Portfolio Series 2, Defined Asset Funds at March 31, 1999 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.


 DELIOTTE & TOUCHE LLP
 New York, NY

 June 8, 1999

 EQUITY INVESTOR FUND,
 FOCUS SERIES FINANCIAL PORTFOLIO SERIES 2
 DEFINED ASSET FUNDS

 STATEMENT OF CONDITION
 AS OF MARCH 31,1999


 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $65,915,939) (Note 1)...................                $58,365,567
   Dividends receivable............................                    113,438
   Receivable from securities sold.................                    334,869
   Deferred organizational cost (Note 7)...........                     70,861
   Cash............................................                     69,882
                                                                  _____________

             Total trust property..................                 58,954,617


 Less Liabilities:
   Accrued expenses payable........................  $    70,458
   Organizational expense payable..................       86,337
   Redemption payable..............................      489,054       645,849
                                                    ____________  _____________
 NET ASSETS, REPRESENTED BY:
   73,997,511 units of fractional undivided
     interest outstanding (Note 3).................   58,209,052
   Undistributed net investment income.............       99,716
                                                    ____________
                                                                   $58,308,768
                                                                 ==============

 UNIT VALUE ($58,308,768/73,997,511 units).........                   $0.78798
                                                                 ==============




                           See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 FOCUS SERIES FINANCIAL PORTFOLIO SERIES 2
 DEFINED ASSET FUNDS

 STATEMENT OF OPERATIONS


                                                        April 10,
                                                          1998
                                                           to
                                                        March 31,
                                                          1999
 INVESTMENT INCOME:
   Dividend income.................................  $  1,108,611
   Trustee's fees and expenses.....................      (106,541)
   Sponsors' fees .................................       (60,589)
                                                    _______________

   Net investment income...........................       941,481
                                                    _______________

 REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS:
   Realized loss on securities sold ...............    (7,822,832)
   Unrealized depreciation of investments..........    (7,550,372)
                                                    _______________

   Net realized and unrealized loss on
     investments...................................   (15,373,204)
                                                    _______________

 NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................  $(14,431,723)
                                                    ===============




                                     See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 FOCUS SERIES FINANCIAL PORTFOLIO SERIES 2
 DEFINED ASSET FUNDS

 STATEMENT OF CHANGES IN NET ASSETS

                                                        April 10,
                                                         1998
                                                          to
                                                        March 31,
                                                         1999
 OPERATIONS:
   Net investment income...........................  $   941,481
   Realized loss on securities sold
      or redeemed..................................   (7,822,832)
   Unrealized depreciation of investments..........   (7,550,372)
                                                    _____________

   Net decrease in net assets resulting
      from operations..............................  (14,431,723)
                                                    _____________

 Income Distributions to Holders (Note 2).........      (796,519)
 Principal Distributions to Holders...............       (23,005)
                                                    _____________

 Total Distributions..............................      (819,524)

CAPITAL SHARE TRANSACTIONS:
   Issuance of 99,362,502 addtional units(Note 1).    95,400,901
   Redemptions of 25,806,604 units (Note 5).......   (20,636,489)
   Deferred sales charge (Note 8).................    (1,566,089)
   Organizational cost (Note 6)...................       (70,861)
                                                    _____________

 NET CAPITAL SHARE TRANSACTIONS....................   73,127,462
                                                    _____________

 NET INCREASE IN NET ASSETS........................   57,876,215

 NET ASSETS AT BEGINNING OF PERIOD.................      432,553
                                                    _____________

 NET ASSETS AT END OF PERIOD.......................  $58,308,768
                                                    =============
 PER UNIT:
   Income distributions during period..............      $.00910
                                                    =============
   Principal distributions during period...........      $.00026
                                                    =============
   Net asset value at end of period................     $0.78798
                                                    =============

 TRUST UNITS OUTSTANDING AT END OF PERIOD..........   73,997,511
                                                    =============


                                See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 FOCUS SERIES FINANCIAL PORTFOLIO SERIES 2
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value: for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and, for securities not so listed, value is based on current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded on the ex-dividend dates.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of December 1998 and December 1999, if you own Units on the tenth day of those months. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3. NET CAPITAL

     Cost of 73,997,511 units at Dates of Deposit.......................................   $71,056,793
     Sales charge including deferred sales charge.......................................    (1,570,458)
     Redemption of 25,806,604 units.....................................................     4,189,787
     Net realized loss on securities sold or redeemed...................................    (7,822,832)
     Unrealized depreciation of investments.............................................    (7,550,372)
     Principal distributions............................................................       (23,005)
     Organization cost..................................................................       (70,861)
                                                                                         ______________

     Net capital applicable to Holders..................................................   $58,209,052
                                                                                         ==============


 EQUITY INVESTOR FUND,
 FOCUS SERIES FINANCIAL PORTFOLIO SERIES 2
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

4. As of March 31, 1999, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $7,550,372, of which $9,697,090 related to depreciated securities and $2,146,718 related to appreciated securities. The aggregate cost of investment securities for Federal income tax purposes was $65,915,939 at March 31, 1999.

  5. REDEMPTIONS

     Holders may request redemptions of units by presentation thereof to the Trustee, The Bank of New York.

  6. REINVESTMENT PLAN

     Holders may participate in the Fund's Reinvestment Plan, subject to its terms, by filing an appropriate notice of election.

  7. DEFERRED ORGANIZATIONAL COSTS

     Organizational costs have been deferred and are being amortized over the life of the Fund.

  8. DEFERRED SALES CHARGE

     A deferred sales charge of $17.50 per 1,000 units is payable each year through a reduction of net asset value of the fund.

EQUITY INVESTOR FUND,
FOCUS SERIES FINANCIAL PORTFOLIO SERIES 2
DEFINED ASSET FUNDS

PORTFOLIO AS OF MARCH 31, 1999

                                                  Number
                                                     of
                                                  Shares
Port-                                               of    Percentage
folio                                             Common  of Value
No.  Description of Securities                    Stock   of Fund(2)           Cost(1)   Market Value(1)
___  _________________________                    ______  __________           _______   ______________
 1  Affiliated Managers Group, Inc.               66,000        2.94  %    $ 2,315,375     $ 1,716,000
 2  Allstate Corp. (3)                            49,650        3.15         2,327,161       1,840,153
 3  Archstone Communities (10)                   109,925        3.79         2,458,989       2,212,241
 4  Bank Of New York Co., The (3)                 83,500        5.14         2,586,388       3,000,781
 5  BankAmerica Corp. (6)                         33,650        4.07         2,571,345       2,376,531
 6  CMAC Investment Corp.                         41,200        2.75         2,501,516       1,606,800
 7  Capital One Financial Corp.                   25,425        6.58         2,670,704       3,839,175
 8  Chubb Corporation Co                          33,500        3.36         2,607,631       1,961,844
 9  Citigroup (7)                                 32,600        3.57         1,998,941       2,082,325
10  Fleet Financial Group, Inc. (3)               50,800        3.27         2,114,382       1,911,350
11  Franklin Resources, Inc.                      41,050        1.98         2,048,140       1,154,531
12  Golden State Bancorp. Inc.                    59,250        2.26         1,833,883       1,318,313
13  Golden State Bancorp. Inc. Warrants (11)      47,400        0.39           288,809         229,594
14  Golden West Financial Corp.                   24,775        4.05         2,561,745       2,366,013
15  Household International, Inc. (4)             49,750        3.89         2,278,233       2,269,843
16  MBNA Corp. (5)                               101,000        4.13         2,236,521       2,411,375
17  Mellon Bank Corp.                             33,800        4.08         2,297,528       2,378,675
18  National Commerce Bancorporation (3)         118,350        4.63         2,600,856       2,699,859
19  Newcourt Credit Group Inc.                    50,100        2.32         2,365,568       1,355,831
20  Post Proerties, Inc.                          57,875        3.57         2,319,867       2,083,500
21  Protective Life Corp.                         76,875        4.99         2,786,175       2,911,641
22  Republic New York Corp. (3)                   33,350        2.64         2,136,154       1,538,269
23  Security Capital Group Inc. Class B           84,500        1.94         2,337,350       1,130,187
24  Torchmark Corp.                               50,700        2.75         1,912,183       1,603,387


EQUITY INVESTOR FUND,
FOCUS SERIES FINANCIAL PORTFOLIO SERIES 2
DEFINED ASSET FUNDS

PORTFOLIO AS OF MARCH 31, 1999

                                                  Number
                                                     of
                                                  Shares
Port-                                               of    Percentage
folio                                             Common  of Value
No.  Description of Securities                    Stock   of Fund(2)           Cost(1)   Market Value(1)
___  _________________________                    ______  __________           _______   ______________
25  Travelers Property Casualty Corp.             59,800        3.66  %    $ 2,463,168     $ 2,137,850
26  U.S. Bancorp (4)                              50,550        2.95         2,103,783       1,721,859
27  UNUM Corp.                                    42,275        3.45         2,324,321       2,010,705
28  Waddell & Reed Financial (8)                   2,289        0.08            40,228          46,925
29  Waddell & Reed Financial Class B (9)          14,810        0.50           301,306         294,349
30  Washington Mutual, Inc. (5)                   50,650        3.55         2,283,110       2,070,319
31  Wells Fargo & Co (New)                        59,475        3.57         2,244,579       2,085,342
                                                             _________    _____________    _____________
Totals                                                        100.00  %    $65,915,939     $58,365,567
                                                             =========    =============    =============


Notes:
 (1) See Notes to Financial Statements.
 (2) Based on value
 (3) Received a 2 for 1 stock split
 (4) Received a 3 for 1 stock split
 (5) Received a 3 for 2 stock split
 (6) Merged with Nationsbank 1 share for 1 share
 (7) Merged with Citicorp 2.5 shares for 1 share
 (8) Spinoff from Tourchmark .0569 shares Class A for 1
 (9) Spinoff from Tourchmark .2449 shares Class B for 1
(10) Cusip changed from 814141107
(11) Spinoff from Golden State Bancorp. Inc.(1 for 1 basis)

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         FOCUS SERIES
recent free Information                  FINANCIAL PORTFOLIO 2
Supplement that gives more               HEALTH CARE PORTFOLIO 3
details about the Fund,                  (A Unit Investment Trust)
by calling:                              ---------------------------------------
The Bank of New York                     This Prospectus does not contain
1-800-221-7771                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file nos.
                                         333-46981 and 333-46977) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      70067--8/99

                       CONTENTS OF REGISTRATION STATEMENT
This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:


1.1.1          --Form of Standard Terms and Conditions of Trust Effective
                 October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).
5.1            --Consent of independent accountants.
9.1            --Information Supplement (incorporated by reference to Exhibit
                 9.1 to the Registration Statement of Equity Income Fund, Select Ten Portfolio 1996 International Series B (United Kingdom and Japan Portfolios), 1933 Act File No. 33-00593).

                              EQUITY INVESTOR FUND
                                  FOCUS SERIES
                             FINANCIAL PORTFOLIO 2
                            HEALTH CARE PORTFOLIO 3
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND FOCUS SERIES FINANCIAL PORTFOLIO 2 AND HEALTH CARE PORTFOLIO 3, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 30TH DAY OF JUNE, 1999.

                         SIGNATURES APPEAR ON PAGE R-3.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)